The Advisors’ Inner Circle Fund (the “Trust”)

Westwood Quality Value Fund

Westwood Quality SMidCap Fund

Westwood Quality SmallCap Fund

Westwood Income Opportunity Fund

Westwood High Income Fund

Westwood Alternative Income Fund

Westwood Total Return Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated June 8, 2021 to:

•	The A Class Shares Statutory Prospectus for the Westwood Quality Value Fund, the Westwood Quality SmallCap Fund, the Westwood Income Opportunity Fund, the Westwood High Income Fund, the Westwood Alternative Income Fund and the Westwood Total Return Fund dated March 1, 2021, as supplemented (the “A Class Prospectus”);

•	The C Class Shares Statutory Prospectus for the Westwood Quality Value Fund, the Westwood Quality SmallCap Fund, the Westwood Income Opportunity Fund, the Westwood High Income Fund, the Westwood Alternative Income Fund, and the Westwood Total Return Fund dated March 1, 2021, as supplemented (the “C Class Prospectus”);

•	The Institutional Shares Statutory Prospectus for the Funds dated March 1, 2021, as supplemented (the “Institutional Prospectus”);

•	The Ultra Shares Statutory Prospectus for the Westwood Quality SMidCap Fund, the Westwood Quality SmallCap Fund and the Westwood Alternative Income Fund dated March 1, 2021, as supplemented (the “Ultra Shares Prospectus” and, together with the A Class Prospectus, C Class Prospectus and Institutional Prospectus, the “Statutory Prospectuses”); and

•	The following Summary Prospectuses for the Funds (together with the Statutory Prospectuses, the “Prospectuses”):

Fund	Summary Prospectuses
Westwood Quality Value Fund	o Institutional Shares Summary Prospectus, dated March 1, 2021 o A Class Shares Summary Prospectus, dated March 1, 2021 o C Class Shares Summary Prospectus, dated March 1, 2021
Westwood Quality SMidCap Fund	o Institutional Shares Summary Prospectus, dated March 1, 2021, as supplemented o Ultra Shares Summary Prospectus, dated March 1, 2021, as supplemented

Fund	Summary Prospectuses
Westwood Quality SmallCap Fund

o  Institutional Shares Summary Prospectus, dated March 1, 2021

o  A Class Shares Summary Prospectus, dated March 1, 2021

o  C Class Shares Summary Prospectus, dated March 1, 2021

o  Ultra Shares Summary Prospectus, dated March 1, 2021, as supplemented

Westwood Income Opportunity Fund

o  Institutional Shares Summary Prospectus, dated March 1, 2021, as supplemented

o  A Class Shares Summary Prospectus, dated March 1, 2021, as supplemented

o  C Class Shares Summary Prospectus, dated March 1, 2021, as supplemented

Westwood High Income Fund	o Institutional Shares Summary Prospectus, dated March 1, 2021 o A Class Shares Summary Prospectus, dated March 1, 2021 o C Class Shares Summary Prospectus, dated March 1, 2021
Westwood Alternative Income Fund

o  Institutional Shares Summary Prospectus, dated March 1, 2021

o  A Class Shares Summary Prospectus, dated March 1, 2021

o  C Class Shares Summary Prospectus, dated March 1, 2021

o  Ultra Shares Summary Prospectus, dated March 1, 2021

Westwood Total Return Fund	o Institutional Shares Summary Prospectus, dated March 1, 2021 o A Class Shares Summary Prospectus, dated March 1, 2021 o C Class Shares Summary Prospectus, dated March 1, 2021

•	The Statement of Additional Information for the Funds dated March 1, 2021, as supplemented (the “SAI”).

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI and should be read in conjunction with the Prospectuses and SAI.

Westwood Management Corp. (“Westwood”), the Funds’ investment adviser, has determined to reorganize the Funds into newly created shell series on the Ultimus mutual fund platform. Based on Westwood’s recommendation, the Board of Trustees of the Trust has approved an Agreement and Plan of Reorganization providing for the reorganization (the “Reorganization”) of the Funds into the following shell funds of Ultimus Managers Trust (each, an “Acquiring Fund” and together, the “Acquiring Funds”) to be managed by Westwood:

Fund	Acquiring Fund
Westwood Quality Value Fund	Westwood Quality Value Fund
Westwood Quality SMidCap Fund	Westwood Quality SMidCap Fund
Westwood Quality SmallCap Fund	Westwood Quality SmallCap Fund
Westwood Income Opportunity Fund	Westwood Income Opportunity Fund
Westwood High Income Fund	Westwood High Income Fund
Westwood Alternative Income Fund	Westwood Alternative Income Fund
Westwood Total Return Fund	Westwood Total Return Fund

Each Fund and its corresponding Acquiring Fund are expected to have the same investment objectives, principal investment strategies, investment policies and principal risks. Following the closing of the Reorganizations, the Acquiring Funds are expected to be managed by the same portfolio management team that currently manages the Funds. The Reorganizations are intended to be tax-free, meaning that the Funds’ shareholders would become shareholders of the Acquiring Funds upon closing of the Reorganizations without realizing any gain or loss for federal tax purposes.

The Reorganizations are subject to shareholder approval, though no shareholder action is necessary at this time. Shareholders as of the record date (which will be a date in late August/early September 2021) will receive a proxy statement/prospectus that contains important information about their Reorganization and the Acquiring Fund in which they would own shares upon closing of the Reorganization, including information about investment strategies and risks, fees and expenses. Prior to the Reorganizations, Fund shareholders may continue to purchase, redeem and exchange their shares subject to the limitations described in the Prospectuses. If shareholders approve the Reorganizations and other closing conditions are met, the Reorganizations are anticipated to close on or about October 29, 2021.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Funds or the Acquiring Funds, nor is it a solicitation of any proxy. When it is available, please read the proxy statement/prospectus carefully before making any decision to invest or when considering the Reorganizations. The proxy statement/prospectus will be available for free on the SEC’s website (www.sec.gov).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WHG-SK-084-0100